Significant Accounting Policies - Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Timing (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation Of Revenue [Line Items]
Revenue	¥ 8,392,843	¥ 6,388,535	¥ 8,873,059
At Point-in-Time
Disaggregation Of Revenue [Line Items]
Revenue	7,155,654	4,796,855	6,876,048
Over Time
Disaggregation Of Revenue [Line Items]
Revenue	¥ 1,237,189	¥ 1,591,680	¥ 1,997,011